Document and Entity Information	Sep. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2024
Entity Registrant Name	Hackett Group, Inc.
Entity Incorporation State Country Code	FL
Entity File Number	333-48123
Entity Tax Identification Number	65-0750100
Entity Address Address Line 1	1001 Brickell Bay Drive
Entity Address Address Line 2	Suite 3000
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33131
City Area Code	305
Local Phone Number	375-8005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	HCKT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001057379
Amendment Flag	false